SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Revenue	$ 12,829	$ 16,924	$ 29,415	$ 32,132
United States
Disclosure of geographical areas [line items]
Revenue	4,111	4,228	8,650	7,731
Canada
Disclosure of geographical areas [line items]
Revenue	1,330	1,393	2,813	3,229
United Kingdom
Disclosure of geographical areas [line items]
Revenue	2,458	5,553	7,413	10,868
Other Europe
Disclosure of geographical areas [line items]
Revenue	1,273	1,518	2,869	2,660
Australia
Disclosure of geographical areas [line items]
Revenue	1,316	1,423	2,611	2,471
Brazil
Disclosure of geographical areas [line items]
Revenue	767	1,020	1,626	1,946
Other Asia
Disclosure of geographical areas [line items]
Revenue	771	702	1,434	1,221
Colombia
Disclosure of geographical areas [line items]
Revenue	357	499	877	1,000
Other
Disclosure of geographical areas [line items]
Revenue	$ 446	$ 588	$ 1,122	$ 1,006